Fair Value Measurements - Schedule of Valuation Technique And Significant Unobservable Inputs (Level 3) Utilized to Determine the Fair Value of the Mainland China Film Group (Details) - Mainland China Film Group
9 Months Ended
Sep. 30, 2020
Fair Value Assets Measured On Nonrecurring Basis Valuation Techniques [Line Items]
Percentage Of FairValue Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset	15.00%
Discounted Cash Flow | Maximum
Fair Value Assets Measured On Nonrecurring Basis Valuation Techniques [Line Items]
Percentage Of FairValue Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset	37.00%
Discounted Cash Flow | Minimum
Fair Value Assets Measured On Nonrecurring Basis Valuation Techniques [Line Items]
Percentage Of FairValue Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset	32.00%